Taxation - Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 282,984		¥ 351,618
Carryforwards of un-deducted advertising expenses	167,812		175,148
Accruals and other liabilities	5,773		5,167
Provision for doubtful accounts	7,879		7,407
Impairment of available-for-sale investments	1,255		1,633
Less: valuation allowance	(465,703)		(540,973)	¥ (752,907)	¥ (860,698)
Net deferred tax assets	0		0
Deferred tax liabilities:
Recognition of intangible assets arisen from business combination and unrealized holding gain	12,112		3,212
Recognition of acquired broadcasting license	0		14,314
Net deferred tax liabilities	¥ 12,112	$ 1,911	¥ 17,526